UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09993

Cohen & Steers Advantage Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value
COMMON STOCK 135.5%
DIVERSIFIED 12.6%
Colonial Properties Trust	146,499	$3,523,301
iStar Financial	73,000	1,024,190
Land Securities Group PLC (United Kingdom)	73,600	2,204,201
Unibail-Rodamco (France)	34,300	8,827,168
Vornado Realty Trust	409,900	35,337,479
		50,916,339
HEALTH CARE 33.8%
HCP	694,700	23,487,807
Health Care REIT	379,500	17,126,835
Nationwide Health Properties	731,100	24,674,625
Omega Healthcare Investors	280,500	4,869,480
Senior Housing Properties Trust	636,590	15,087,183
Ventas	1,135,116	50,978,060
		136,223,990
HOTEL 5.7%
DiamondRock Hospitality Co.	504,800	6,395,816
Hospitality Properties Trust	312,900	10,644,858
Strategic Hotels & Resorts	450,100	5,909,813
		22,950,487
INDUSTRIAL 4.0%
EastGroup Properties	86,600	4,023,436
First Industrial Realty Trust	106,400	3,286,696
ING Industrial Fund (Australia)	2,251,986	4,383,730
Segro PLC (United Kingdom)	435,271	4,388,414
		16,082,276
MORTGAGE 0.7%
Gramercy Capital Corp.	139,625	2,922,351

OFFICE 23.3%
BioMed Realty Trust	272,090	6,500,230
Boston Properties(a)	172,211	15,855,467

	Number of Shares	Value
Brandywine Realty Trust(b)	740,756	$12,563,222
Derwent London PLC (United Kingdom)	130,900	3,943,624
Highwoods Properties	393,300	12,219,831
ING Office Fund (Australia)	3,539,435	4,285,962
Mack-Cali Realty Corp.	664,800	23,740,008
Maguire Properties	398,800	5,706,828
Parkway Properties	102,000	3,769,920
SL Green Realty Corp.	68,820	5,606,765
		94,191,857
OFFICE/INDUSTRIAL 4.5%
Liberty Property Trust(c)	586,528	18,246,886

RESIDENTIAL—APARTMENT 22.1%
American Campus Communities	249,858	6,836,115
Apartment Investment & Management Co.	302,734	10,840,904
AvalonBay Communities	179,400	17,315,688
Camden Property Trust	228,600	11,475,720
Education Realty Trust	367,300	4,616,961
Home Properties	352,590	16,920,794
Mid-America Apartment Communities	150,000	7,476,000
UDR	556,100	13,635,572
		89,117,754
SELF STORAGE 8.0%
Extra Space Storage	284,600	4,607,674
Public Storage—Series A	802,400	20,148,264
Sovran Self Storage	178,800	7,636,548
		32,392,486
SHOPPING CENTER 19.0%
COMMUNITY CENTER 5.9%
Cedar Shopping Centers	306,200	3,576,416
Developers Diversified Realty Corp.	403,374	16,893,303
Inland Real Estate Corp.	220,500	3,353,805
		23,823,524

	Number of Shares	Value
REGIONAL MALL 13.1%
General Growth Properties	582,740	$22,243,186
Glimcher Realty Trust	471,800	5,642,728
Macerich Co.	358,100	25,163,687
		53,049,601
TOTAL SHOPPING CENTER		76,873,125
SPECIALTY 1.8%
Entertainment Properties Trust	148,000	7,300,840

TOTAL COMMON STOCK (Identified cost—$410,827,136)		547,218,391
PREFERRED SECURITIES—$25 PAR VALUE 29.5%
BANK 0.8%
PNC Capital Trust E, 7.75%	74,000	1,820,400
Wells Fargo Capital XII, 7.875%	61,700	1,561,010
		3,381,410
FINANCE—INVESTMENT BANKER/BROKER 0.4%
Lehman Brothers Holdings, 7.95%, Series J	75,000	1,543,500

INSURANCE-MULTI-LINE-FOREIGN 0.3%
ING Groep N.V., 7.375%	50,000	1,228,000

REAL ESTATE 27.5%
DIVERSIFIED 2.6%
Capital Lease Funding, 8.125%, Series A	23,300	490,465
Duke Realty Corp., 6.625%, Series J	112,100	2,428,086
Duke Realty Corp., 7.25%, Series N	78,000	1,810,380
Duke Realty Corp., 8.375%, Series O	48,300	1,188,180
iStar Financial, 7.65%, Series G	75,300	1,021,068
iStar Financial, 7.50%, Series I	37,900	507,860
Lexington Realty Trust, 7.55%, Series D	140,000	2,646,000
Vornado Realty Trust, 6.625%, Series G	7,500	156,375
		10,248,414
HEALTH CARE 1.3%
Health Care REIT, 7.625%, Series F	114,900	2,756,451
Health Care REIT, 7.50%, Series G	70,000	2,275,000
		5,031,451

	Number of Shares	Value
HOTEL 3.3%
Ashford Hospitality Trust, 8.45%, Series D	159,400	$2,901,080
Hospitality Properties Trust, 7.00%, Series C	98,000	1,911,000
LaSalle Hotel Properties, 7.25%, Series G	90,300	1,760,850
Strategic Hotels & Resorts, 8.50%, Series A	70,000	1,319,500
Strategic Hotels & Resorts, 8.25%, Series B	21,800	419,432
Strategic Hotels & Resorts, 8.25%, Series C	98,000	1,843,870
Sunstone Hotel Investors, 8.00%, Series A	173,900	3,260,625
		13,416,357
INDUSTRIAL 0.2%
EastGroup Properties, 7.95%, Series D	34,600	844,759

MORTGAGE 0.6%
Anthracite Capital, 8.25%, Series D	65,000	861,250
Newcastle Investment Corp., 8.05%, Series C	29,800	352,236
NorthStar Realty Finance Corp., 8.25%, Series B	99,700	1,321,025
		2,534,511
NET LEASE COMPANY 0.6%
Realty Income Corp., 6.75%, Series E	107,800	2,275,658

OFFICE 5.0%
BioMed Realty Trust, 7.375%, Series A	160,000	3,552,000
Brandywine Realty Trust, 7.375%, Series D	86,700	1,707,990
Corporate Office Properties Trust, 7.625%, Series J	142,100	3,359,954
Cousins Properties, 7.50%, Series B	139,200	2,846,640
Digital Realty Trust, 8.50%, Series A	65,900	1,515,041
Digital Realty Trust, 7.875%, Series B	35,500	763,250
HRPT Properties Trust, 8.75%, Series B	74,529	1,785,715
HRPT Properties Trust, 7.125%, Series C	107,000	2,054,400
Maguire Properties, 7.625%, Series A	14,747	174,015
SL Green Realty Corp., 7.625%, Series C	50,000	1,133,500
SL Green Realty Corp., 7.875%, Series D	59,700	1,368,921
		20,261,426
OFFICE/INDUSTRIAL 1.3%
PS Business Parks, 7.00%, Series H	70,000	1,528,800
PS Business Parks, 7.375%, Series O	175,000	3,898,125
		5,426,925

	Number of Shares	Value
RESIDENTIAL—APARTMENT 3.2%
Apartment Investment & Management Co., 9.375%, Series G	52,800	$1,293,072
Apartment Investment & Management Co., 8.00%, Series T	83,861	1,911,192
Apartment Investment & Management Co., 7.75%, Series U	182,700	4,134,501
Associated Estates Realty Corp., 8.70%, Series B	60,800	1,468,320
Mid-America Apartment Communities, 8.30%, Series H	103,600	2,512,300
UDR, 6.75%, Series G	66,100	1,560,952
		12,880,337
SELF STORAGE 5.0%
Public Storage, 7.25%, Series I	200,000	4,782,000
Public Storage, 7.25%, Series K	258,942	6,134,336
Public Storage, 6.75%, Series L	248,000	5,394,000
Public Storage, 6.625%, Series M	183,900	3,826,959
		20,137,295
SHOPPING CENTER 4.4%
COMMUNITY CENTER 2.5%
Cedar Shopping Centers, 8.875%, Series A	27	624
Kimco Realty Corp., 7.75%, Series G	275,338	6,580,578
National Retail Properties, 7.375%, Series C	26,200	564,610
Regency Centers Corp., 7.25%, Series D	60,000	1,353,000
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(d)	16,000	1,652,800
		10,151,612
REGIONAL MALL 1.9%
CBL & Associates Properties, 7.75%, Series C	50,000	1,030,000
CBL & Associates Properties, 7.375%, Series D	223,198	4,385,841
Simon Property Group, 8.375%, Series J ($50 par value)(d)	33,800	2,072,278
		7,488,119
TOTAL SHOPPING CENTER		17,639,731
TOTAL REAL ESTATE		110,696,864
TELECOMMUNICATION SERVICES 0.5%
Telephone & Data Systems, 7.60%, Series A	100,000	2,086,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$137,682,235)		118,935,774

		Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 3.1%
INSURANCE 0.4%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(e)		2,000,000	$1,690,432

OFFICE 2.2%
Highwoods Properties, 8.625%, Series A(d)		10,850	8,897,000

PIPELINES 0.5%
Enterprise Products Operating LP, 8.375%, due 8/1/66		2,000,000	1,949,580
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$13,726,013)			12,537,012

		Principal Amount
COMMERCIAL PAPER 5.7%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$22,876,000)		$22,876,000	22,876,000

TOTAL INVESTMENTS (Identified cost—$585,111,384)	173.8%		701,567,177

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)%		(2,877,166)

LIQUIDATION VALUE OF PREFERRED SHARES	(73.1)%		(295,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $15.29 per share based on 26,404,100 shares of common stock outstanding)	100.0%		$403,690,011

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) 125,000 shares segregated as collateral for the interest rate swap transactions.

(b) 175,000 shares segregated as collateral for the interest rate swap transactions.

(c) 35,000 shares segregated as collateral for the interest rate swap transactions.

(d) Illiquid security.  Aggregate holdings equal 3.1% of net assets applicable to common shares.

(e) Resale is restricted to qualified institutional investors; equal 0.4% of net assets applicable to common shares.

Interest rate swaps outstanding at March 31, 2008 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$14,500,000	3.995%	2.599%	October 22, 2009	$(375,705)
Merrill Lynch Derivative Products AG	$33,000,000	3.600%	2.704%	January 29, 2014	(338,333)
Royal Bank of Canada	$30,000,000	4.838%	3.119%	December 2, 2010	(1,784,746)
Royal Bank of Canada	$35,000,000	3.615%	2.818%	January 16, 2013	(678,444)
Salomon Swapco Inc.	$31,250,000	5.592%	2.704%	July 30, 2008	(305,002)
Salomon Swapco Inc.	$19,125,000	4.080%	2.775%	December 18, 2009	(549,274)
Salomon Swapco Inc.	$31,250,000	5.824%	2.704%	July 30, 2011	(3,030,605)

					$(7,062,109)

(a)  Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$701,567,177	$662,429,087	$30,241,090	$8,897,000
Other Financial Instruments*	(7,062,109)	—	(7,062,109)	—
Total	$694,505,068	$662,429,087	$23,178,981	$8,897,000

* Other financial instruments include interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$9,548,000
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(651,000)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$8,897,000

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$159,070,819
Gross unrealized depreciation	(42,615,026)
Net unrealized appreciation	$116,455,793

Cost for federal income tax purposes	$585,111,384

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008